TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET	TRADE ACCOUNTS RECEIVABLE, NET
Trade accounts receivables are stated net of a provision for doubtful accounts. Movements in the provision for doubtful accounts in the three years ended December 31, 2019 are summarized as follows:

(in thousands of $)
Balance at December 31, 2016	952
Additions charged to income	462
Deductions credited to trade receivables	(768)
Balance at December 31, 2017	646
Additions charged to income	81
Deductions credited to trade receivables	(390)
Balance at December 31, 2018	337
Additions charged to income	594
Deductions credited to trade receivables	(337)
Balance at December 31, 2019	594